Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies [Abstract]
Allowance for doubtful receivables	$ 10,265	$ 7,299
Lease term	12 months
Contract assets	$ 138,740	341,808
Contract asset cost recognized	310,271	268,509
Deferred revenue	409,654	572,186
Revenue recognized	331,204	547,737	173,852
Valuation allowance	$ 2,297,022	$ 929,574	$ 238,081	$ 30,974
GST rate	9.00%	8.00%	7.00%
Total expenses	$ 300,041	$ 134,063	$ 78,445
Translation of foreign currencies	1
Number of reportable segment (in Segment) | Segment	1